UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION	UNIT-BASED COMPENSATION
The Golar LNG Partners LP Long Term Incentive Plan (the “GMLP LTIP”) was adopted by our board of directors, effective as of May 30, 2016. The maximum aggregate number of common units that may be delivered pursuant to any and all awards under the GMLP LTIP shall not exceed 500,000 common units, subject to adjustment due to recapitalization or reorganization as provided under the GMLP LTIP. The GMLP LTIP allows for grants of (i) unit options, (ii) unit appreciation rights, (iii) restricted unit awards, which may include tandem unit distribution rights, (iv) phantom units, (v) unit awards, (vi) other unit-based awards, (vii) cash awards, (viii) distribution equivalent rights (whether granted alone or in tandem with another award, other than a restricted Unit or Unit award), (ix) substitute awards and (x) performance-based awards. Either authorized unissued shares or treasury shares (if there are any) in the Partnership may be used to satisfy exercised options.

Unit options

In November 2016 and January 2017, a total of 99,000 options to purchase common units were awarded to our directors and management under the GMLP LTIP. The options had an exercise price of $20.55 per unit, representing the closing price of the common units on November 17, 2016, the grant date, and a contractual term of five years. The exercise price will be adjusted for each time we pay distributions. One third of the options vested in November 2017, the second third vested in November 2018 and the final third vested in November 2019.

There were no options awarded in the years ended December 31, 2020 or 2019.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model based on the following assumptions as of the grant date.

2017
Risk free interest rate	1.5%
Expected volatility of common units(1)	44.8%
Expected dividend yield(2)	0.0%
Expected life of options (in years)	5.0 years

(1) The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common units.
(2) The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of distributions, declared and paid on a per unit basis.
A summary of option activity for the years ended December 31, 2020, 2019 and 2018 is presented below:

(in thousands of $, except per unit data)	Units (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2019 and 2018	99	$14.49	1.9
Forfeited during the year	(79)	14.49
Options outstanding at December 31, 2020	20	$14.49	0.9

Options exercisable at:
December 31, 2020	20	14.49	0.9
December 31, 2019	99	$14.49	1.9

	Year ended December 31
(in thousands of $)	2020	2019	2018
Fair value of unit options which fully vested in the year	—	233	233

Compensation cost recognized in the consolidated statement of operations	—	207	234

As of December 31, 2020, the intrinsic value of unit options that were both outstanding and exercisable was $nil, as the exercise price was higher than the market value of the common units underlying the options at year end (2019: $nil).

As of December 31, 2020, there is no unrecognized compensation cost relating to unit options outstanding.

Phantom units

Pursuant to the LTIP, we granted to the members of the Board 70,752 phantom units in the year ended December 31, 2020. The phantom units vest equally over a period of 3.0 years. Under the Phantom Unit Award Agreement, all phantom units shall immediately vest upon the occurrence of a change of control in the Partnership.

The fair value of the phantom unit award is estimated using the market price of our common units at grant date with expense recognized over the three-year vesting period.

A summary of phantom units activity for the year ended December 31, 2020 is presented below:

	Units (in '000s)	Weighted average grant date fair value per unit	Weighted average remaining contractual term (years)
Granted during the year	71	$3.36
Forfeited during the year	(12)	3.36
Options outstanding at December 31, 2020	59	$3.36	2.2

Compensation cost of $0.1 million related to the phantom units has been recognized in the consolidated statement of operations for the year ended December 31, 2020.